UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22075

Morgan Stanley Alternative Opportunities Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	July 31, 2010

Date of reporting period:	January 31, 2010

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Alternative Opportunities Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended January 31, 2010

Total Return for the 6 Months Ended January 31, 2010
Class A	Class C	Class I	Class R	Class W	Blended Index[1]	S&P 500® Index[2]
4.58%	4.19%	4.69%	4.43%	4.55%	7.11%	9.87%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month period ended January 31, 2010 saw a continuation of investors' belief that a global economic recovery was underway. Although economic data from the U.S. and around the world remained mixed, investor sentiment had turned strikingly more positive in March of 2009, fueling rallies across the financial markets. A backdrop of low interest rates and significant stimulus by governments and central banks worldwide provided ample liquidity for the return of investors' risk appetites, particularly in riskier assets including global real estate securities, and emerging markets equities and debt. Improving credit conditions drove strong performance in the leveraged loan market, as investors took advantage of depressed loan prices as default risks waned. The recovering macroeconomic picture was also key driver of strong commodity returns during the period.

Although the consensus seemed to be that the global economy had averted an economic depression, downside risks remained a threat to the strength of the recovery. In the U.S., corporate earnings growth in 2009 was driven primarily by massive cost cutting efforts, rather than a resumption of real demand and top-line revenue growth. Weakness in employment and housing data persisted, with little visibility on the potential for recovery in either metric. In China, a move toward credit tightening raised fears that the fast-growing economy would disappoint global demand expectations. Europe also shook investor confidence when questions arose over Greece's ability to service its massive national debt and whether other large-deficit countries such as Portugal, Spain, Italy and Ireland would also potentially require bailouts.

Performance Analysis

All share classes of Morgan Stanley Alternative Opportunities Fund underperformed the Blended Index (the "Blended Index"), composed of 18% FTSE EPRA/NAREIT Developed Real Estate Index-Net Total Return to U.S. Investors, 18% JP Morgan GBI-EM Global Diversified Bond Index, 18% MSCI Emerging Markets Index, 18% LIBOR (London Inter Bank Offered Rate) Index, 18% Dow Jones UBS Commodity Total Return Index, and 10% S&P/LSTA Leveraged Loan Index, and underperformed the S&P 500® Index for the six months ended January 31, 2010, assuming no deduction of applicable sales charges.

The continued stabilization of the financial markets during the second half of 2009 reaffirmed the effectiveness of our asset allocation approach, in our view. As correlations and betas slowly retreated from unprecedented levels, we believe that were successful in managing market risks and delivering attractive returns.

While the portfolio outperformed the S&P 500® Index during the full year 2009, it underperformed the S&P 500® Index and the Blended Index over the six-month reporting period. The Fund's underperformance versus the Blended Index is attributable primarily to asset allocation decisions, as well as manager underperformance of their individual benchmarks. The largest manager underperformance came from the Global Real Estate Portfolio and Commodity Alpha Fund, which were marginally offset by manager outperformance of FX Alpha Plus Strategy and Emerging Market Debt Portfolios. The preponderant factor driving asset allocation underperformance — explaining over half this underperformance — was our large underweight (–9 percent) versus the Blended Benchmark to emerging market equities, an asset class that returned 11.40 percent during the period, as measured by the MSCI Emerging Markets Index. Additional asset allocation underperformance was attributable to a Commodity Alpha Fund overweight and a Prime Income Trust underweight. However, an overweight position in the Emerging Market Debt and Global Real Estate Portfolios, as well as tactical movements in our FX Alpha Plus Strategy Portfolio allocation contributed to positive asset allocation attribution.

In August, we rebalanced our strategic model portfolio in reaction to evolving long-term risk dynamics since the Fund's inception. The risk picture for each asset class evolved significantly since the initial strategic portfolio allocation in July 2008. In response, we adjusted the allocation weights as necessary to maximize potential risk-adjusted returns while minimizing equity market co-movement. We believe this revised model served as an effective base-line portfolio for managing a low target beta fund with attractive alpha generation opportunities. Direction changes to the model portfolio included: increased commodities, real estate and emerging market debt exposure; and reduced currency, senior loans, and emerging market equity exposure.

We will continue to diligently monitor the performance and risk of each underlying asset class going forward in an effort to maintain a diversified source of investment risk.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP FIVE FUNDS as of 01/31/10
MSIF Inc Emerging Markets Debt Portfolio Class I	25.0%
MS Commodities Alpha Fund Class I	21.1
MSIF Global Real Estate Portfolio Class I	17.8
Morgan Stanley FX Alpha Plus Class I	16.0
MSIF Emerging Markets Portfolio Class I	9.9

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top five funds are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund is a "fund of funds" meaning that it seeks to achieve its investment objective by investing primarily in a combination of funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager" or "MSIA") or its affiliates as well as unaffiliated funds and exchange-traded funds or "ETFs" (collectively, the "Underlying Funds"), pursuant to a disciplined asset allocation process based upon fundamental and quantitative analysis.

Under normal market conditions, at least 80 percent of the Fund's total assets will be allocated among the Underlying Funds that the Investment Manager considers to be invested in alternative or non-traditional asset classes. Alternative or non-traditional asset classes are those that, in the Investment Manager's view, have low betas and correlation to traditional market exposures such as large capitalization equity or investment grade fixed income securities. Alternative or nontraditional asset classes may include, among others, real estate, emerging market debt and equity securities, foreign currency, commodities and senior loans.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended January 31, 2010
Symbol	Class A Shares* (since 08/01/08) MAOAX	Class C Shares† (since 08/01/08) MAOCX	Class I Shares†† (since 08/01/08) MAOIX	Class R Shares# (since 08/01/08) MAORX	Class W Shares## (since 08/01/08) MAOWX
1 Year	27.55%[3] 21.49 [4]	26.58%[3] 25.58 [4]	27.81%[3] —	27.16%[3] —	27.39%[3] —
Since Inception	–5.64 [3] –8.65 [4]	–6.37 [3] –6.37 [4]	–5.43 [3] —	–5.90 [3] —	–5.75 [3] —
Gross Expense Ratio	3.83%	4.64%	3.64%	4.14%	3.99%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.75%.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Blended Index is comprised of the FTSE EPRA/NAREIT Developed Real Estate Index — Net Total Return to U.S. Investors (a market capitalization weighted index designed to reflect the stock performance of companies engaged in the North American, European and Asian real estate markets), the J.P. Morgan GBI-EM Diversified Bond Index (which tracks local currency government bonds issued by emerging markets), the Morgan Stanley Capital International (MSCI) Emerging Markets Net Index (a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets), the London Interbank Offered Rate ("LIBOR" — is the interest rate, fixed daily, at which international banks charge each other to borrow funds in the London interbank market), the Dow Jones-UBS Commodity Index (a highly liquid and diversified benchmark for the commodity futures market) and the S&P/LSTA Leveraged Loan Index (a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change and represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers). Each of the underlying Indices in the Blended Index is weighted at 18%, except for the S&P/LSTA Leveraged Loan Index, which is weighted at 10%. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Standard & Poor's 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/09 – 01/31/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	08/01/09	01/31/10	08/01/09 – 01/31/10
Class A
Actual (4.58% return)	$1,000.00	$1,045.80	$4.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.72	$4.53
Class C
Actual (4.19% return)	$1,000.00	$1,041.90	$8.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.94	$8.34
Class I
Actual (4.69% return)	$1,000.00	$1,046.90	$3.30
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.98	$3.26
Class R
Actual (4.43% return)	$1,000.00	$1,044.30	$5.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.46	$5.80
Class W
Actual (4.55% return)	$1,000.00	$1,045.50	$5.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.21	$5.04

  @  Expenses are equal to the Fund's annualized expense ratios of 0.89%, 1.64%, 0.64%, 1.14%, and 0.99% for Class A, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.75%, 2.50%, 1.50%, 2.00% and 1.85% for Class A, Class C, Class I, Class R and Class W shares, respectively.

Morgan Stanley Alternative Opportunities Fund

Portfolio of Investments  ■  January 31, 2010 (unaudited)

NUMBER OF SHARES			VALUE
	Investment Trusts/Mutual Funds (98.7%)
165,036	Morgan Stanley Commodities Alpha Fund Class I (a)		$2,957,438
80,119	Morgan Stanley FX Series Funds – Alpha Plus Strategy Portfolio Class I (a)		2,248,952
288,971	Morgan Stanley Institutional Fund, Inc. – Emerging Markets Debt Portfolio Class I		3,508,106
64,490	Morgan Stanley Institutional Fund, Inc. – Emerging Markets Portfolio Class I		1,395,562
355,461	Morgan Stanley Institutional Fund, Inc. – Global Real Estate Portfolio Class I		2,495,334
174,998	Morgan Stanley Prime Income Trust		1,266,985
	Total Investment Trusts/Mutual Funds (Cost $12,508,377)		13,872,377
NUMBER OF SHARES (000)
	Short-Term Investment (1.4%)
	Investment Company
193	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 5) (Cost $192,773)		192,773
	Total Investments (Cost $12,701,150) (b)	100.1%	14,065,150
	Liabilities in Excess of Other Assets	(0.1)	(17,881)
	Net Assets	100.0%	$14,047,269

  (a)  Non-income producing security.

  (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,364,000.

See Notes to Financial Statements

Morgan Stanley Alternative Opportunities Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Investment in affiliates, at value (cost $12,701,150)	$14,065,150
Receivable for:
Shares of beneficial interest sold	15,425
Dividends from affiliates	353
Receivable from Adviser	13,637
Prepaid expenses and other assets	17,132
Total Assets	14,111,697
Liabilities:
Payable for:
Distribution fee	4,725
Transfer agent fee	775
Payable to bank	26,984
Accrued expenses and other payables	31,944
Total Liabilities	64,428
Net Assets	$14,047,269
Composition of Net Assets:
Paid-in-capital	$13,665,034
Net unrealized appreciation	1,364,000
Accumulated undistributed net investment income	59,070
Accumulated net realized loss	(1,040,835)
Net Assets	$14,047,269
Class A Shares:
Net Assets	$3,251,362
Shares Outstanding (unlimited shares authorized, $.01 par value)	119,694
Net Asset Value Per Share	$27.16
Maximum Offering Price Per Share, (net asset value plus 4.99% of net asset value)	$28.52
Class C Shares:
Net Assets	$4,520,041
Shares Outstanding (unlimited shares authorized, $.01 par value)	168,089
Net Asset Value Per Share	$26.89
Class I Shares:
Net Assets	$6,085,499
Shares Outstanding (unlimited shares authorized, $.01 par value)	223,455
Net Asset Value Per Share	$27.23
Class R Shares
Net Assets	$90,998
Shares Outstanding (unlimited shares authorized, $.01 par value)	3,359
Net Asset Value Per Share	$27.09
Class W Shares
Net Assets	$99,369
Shares Outstanding (unlimited shares authorized, $.01 par value)	3,662
Net Asset Value Per Share	$27.14

See Notes to Financial Statements

Morgan Stanley Alternative Opportunities Fund

Financial Statements continued

Statement of Operations

For the six months ended January 31, 2010 (unaudited)

Net Investment Income:
Income
Dividends from affiliates.	$129,004
Expenses
Registration fees	29,167
Professional fees	26,568
Distribution fee (Class A shares)	3,645
Distribution fee (Class C shares)	22,430
Distribution fee (Class R shares)	231
Distribution fee (Class W shares)	177
Shareholder reports and notices	22,495
Investment advisory fee	13,658
Custodian fees	2,186
Transfer agent fees and expenses	805
Trustees' fees and expenses	609
Other	6,689
Total Expenses	128,660
Less: amounts waived/reimbursed	(58,711)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(15)
Net Expenses	69,934
Net Investment Income	59,070
Realized and Unrealized Gain (Loss):
Net Realized Loss	(349,457)
Net Change in Unrealized Appreciation/Depreciation	828,337
Net Gain	478,880
Net Increase	$537,950

See Notes to Financial Statements

Morgan Stanley Alternative Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010	FOR THE YEAR ENDED JULY 31, 2009
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$59,070	$11,197
Net realized loss	(349,457)	(637,528)
Net change in unrealized appreciation	828,337	535,663
Net Increase (Decrease)	537,950	(90,668)
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	—	(10,978)
Class C shares	—	(13,728)
Class I shares	—	(37,118)
Class R shares	—	(490)
Class W shares	—	(536)
Net realized gain
Class A shares	(10,166)	(1,686)
Class C shares	(14,308)	(2,108)
Class I shares	(19,252)	(5,699)
Class R shares	(291)	(75)
Class W shares	(318)	(82)
Total Dividends and Distributions	(44,335)	(72,500)
Net increase from transactions in shares of beneficial interest	1,778,824	11,937,998
Net Increase	2,272,439	11,774,830
Net Assets:
Beginning of period	11,774,830	—
End of Period (Including accumulated undistributed net investment income of $59,070 and $0, respectively)	$14,047,269	$11,774,830

See Notes to Financial Statements

Morgan Stanley Alternative Opportunities Fund

Notes to Financial Statements  ■  January 31, 2010 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Alternative Opportunities Fund (the "Fund") was organized as a separate non-diversified portfolio of the Morgan Stanley Series Funds, a Massachusetts business trust, which was registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and commenced operations on August 1, 2008. The Fund's investment objective is long-term total return. The Fund is a "fund of funds" meaning that it seeks to achieve its investment objective by investing primarily in a combination of funds advised by Morgan Stanley Investment Advisors Inc (the "Investment Manager" or "MSIA") or its affiliates as well as unaffiliated funds and exchange-traded funds or "ETFs" (collectively, the "Underlying Funds"), pursuant to a disciplined asset allocation process based upon fundamental and quantitative analysis.

The Fund offers Class A, Class C, Class I, Class R, and W shares. Class A and Class C shares are offered to the general public, with Class A subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eight months and one year, respectively. Class I, Class R, and Class W shares are offered only to limited categories of investors and are not subject to a sales charge. Additionally, Class A, Class C, Class R, and Class W shares incur distribution expenses.

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. ("Invesco"), a leading global investment management company. The Trustees of the Fund approved an Agreement and Plan of Reorganization (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Fund"). Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Plan is subject to the approval of the Fund's shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined

Morgan Stanley Alternative Opportunities Fund

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended July 31, 2009, remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.

2. Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier

Morgan Stanley Alternative Opportunities Fund

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of January 31, 2010 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets
Investment Trusts/Mutual Funds	$13,872,377	$13,872,377	—	—
Short-Term Investment — Investment Company	192,773	192,773	—	—
Total	$14,065,150	$14,065,150	—	—

3. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is calculated at the annual rate of 0.20% of the Fund's average daily net assets.

Morgan Stanley Alternative Opportunities Fund

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

The Investment Manager has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited (the "Sub-Adviser"), a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Investment Manager and the Fund's Officers and Trustees. The Investment Manager pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Investment Manager receives from the Fund.

The Investment Manager has agreed to voluntarily cap the total annual Fund operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, to the extent such operating expenses exceed 1.50% for each of the Class A, Class C, Class I, Class R, and Class W shares of the average daily net assets of the Fund on an annualized basis. Effective October 1, 2009, the voluntary cap was reduced to 0.25%. The fee waivers and/or expense reimbursements are expected to continue until such time that the Fund's Board of Trustees acts to discontinue such waivers and/or reimbursements when it deems such action is appropriate.

Under an agreement between Morgan Stanley Services Company, Inc., ("the Administrator") and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund.

4. Plan of Distribution and Shareholder Service Plan

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act with respect to its Class C, Class R and Class W shares and a Shareholder Services Plan with respect to its Class A, Class C, Class R and Class W shares (the "Plans"). Pursuant to the Plans, each Class, other than Class I, pays the Distributor compensation accrued daily and payable monthly at the following maximum annual rates: 0.25%, 1.00%, 0.50% and 0.35% of the average daily net assets of Class A, Class C, Class R and Class W shares, respectively.

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. ("the Distributor"), an affiliate of the Investment Manager, Sub-Adviser and Administrator.

The Distributor has informed the Fund that for the six months ended January 31, 2010, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $8 and $2,249, respectively and received $16,927 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Alternative Opportunities Fund

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

5. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended January 31, 2010, advisory fees paid were reduced by $15 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are included in "dividends from affiliates" in the Statement of Operations and totaled $121 for the six months ended January 31, 2010. During the six months ended January 31, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $3,037,394 and $3,013,580, respectively.

The cost of purchases and proceeds from sales of underlying funds, excluding short-term investments, for the six months ended January 31, 2010 aggregated $5,900,557 and $4,194,828, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Alternative Opportunities Fund

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010		FOR THE YEAR ENDED JULY 31, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	35,486	$975,559	132,247	$3,281,308
Reinvestment of dividends and distributions	351	9,874	572	12,664
Redeemed	(8,304)	(228,627)	(40,658)	(959,067)
Net increase — Class A	27,533	756,806	92,161	2,334,905
CLASS C SHARES
Sold	47,945	1,290,180	140,477	3,477,018
Reinvestment of dividends and distributions	503	14,017	716	15,836
Redeemed	(20,073)	(552,354)	(1,479)	(31,926)
Net increase — Class C	28,375	751,843	139,714	3,460,928
CLASS I SHARES
Sold	10,425	287,000	231,737	6,335,812
Reinvestment of dividends and distributions	193	5,441	1,844	40,835
Redeemed	(800)	(22,292)	(19,944)	(443,207)
Net increase — Class I	9,818	270,149	213,637	5,933,440
CLASS R SHARES
Sold	—	—	3,333	100,021
Reinvestment of dividends and distributions	—	—	26	565
Net increase — Class R	—	—	3,359	100,586
CLASS W SHARES
Sold	—	—	3,633	107,521
Reinvestment of dividends and distributions	1	26	28	618
Net increase — Class W	1	26	3,661	108,139
Net increase in Fund	65,727	$1,778,824	452,532	$11,937,998

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends

Morgan Stanley Alternative Opportunities Fund

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2009, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

8. New Accounting Pronouncement

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. At this time, the Fund's management is evaluating the implications of ASU 2010-06 on the Fund's financial statements.

Morgan Stanley Alternative Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010		FOR THE YEAR ENDED JULY 31, 2009
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$26.06		$30.00
Income (loss) from investment operations:
Net investment income(1)	0.15		0.05
Net realized and unrealized gain (loss)	1.04		(3.78)
Total income (loss) from investment operations	1.19		(3.73)
Less dividends and distributions from:
Net investment income	–		(0.18)
Net realized gain	(0.09)		(0.03)
Total dividends and distributions	(0.09)		(0.21)
Net asset value, end of period	$27.16		$26.06
Total Return(2)	4.58	%(8)	(12.36)%
Ratios to Average Net Assets(3)(4)(5):
Total expenses (before expense offset)(6)	0.89	%(9)	1.69%
Net investment income	1.00	%(9)	0.24%
Rebate from Morgan Stanley affiliate(7)	0.00	%(9)	0.00%
Supplemental Data:
Net assets, end of period, in thousands	$3,251		$2,401
Portfolio turnover rate	17	%(8)	40%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Manager and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
January 31, 2010	1.75%	0.14%
July 31, 2009	4.97	(3.04)

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (6)  Expense ratios exclude the expenses of the underlying funds in which the Fund invests.

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Alternative Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010		FOR THE YEAR ENDED JULY 31, 2009
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$25.89		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	0.03		(0.13)
Net realized and unrealized gain (loss)	1.06		(3.81)
Total income (loss) from investment operations	1.09		(3.94)
Less dividends and distributions from:
Net investment income	–		(0.14)
Net realized gain	(0.09)		(0.03)
Total dividends and distributions	(0.09)		(0.17)
Net asset value, end of period	$26.89		$25.89
Total Return(2)	4.19	%(8)	(13.04)%
Ratios to Average Net Assets(3)(4)(5):
Total expenses (before expense offset)(6)	1.64	%(9)	2.50%
Net investment income (loss)	0.25	%(9)	(0.57)%
Rebate from Morgan Stanley affiliate(7)	0.00	%(9)	0.00%
Supplemental Data:
Net assets, end of period, in thousands	$4,520		$3,617
Portfolio turnover rate	17	%(8)	40%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Manager and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
January 31, 2010	2.50%	(0.61)%
July 31, 2009	5.78	(3.85)

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (6)  Expense ratios exclude the expenses of the underlying funds in which the Fund invests.

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Alternative Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010		FOR THE YEAR ENDED JULY 31, 2009
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$26.09		$30.00
Income (loss) from investment operations:
Net investment income(1)	0.17		0.10
Net realized and unrealized gain (loss)	1.06		(3.79)
Total income (loss) from investment operations	1.23		(3.69)
Less dividends and distributions from:
Net investment income	–		(0.19)
Net realized gain	(0.09)		(0.03)
Total dividends and distributions	(0.09)		(0.22)
Net asset value, end of period	$27.23		$26.09
Total Return(2)	4.69	%(8)	(12.16)%
Ratios to Average Net Assets(3)(4)(5):
Total expenses (before expense offset)(6)	0.64	%(9)	1.50%
Net investment income	1.25	%(9)	0.43%
Rebate from Morgan Stanley affiliate(7)	0.00	%(9)	0.00%
Supplemental Data:
Net assets, end of period, in thousands	$6,085		$5,573
Portfolio turnover rate	17	%(8)	40%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Manager and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
January 31, 2010	1.50%	0.39%
July 31, 2009	4.78	(2.85)

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (6)  Expense ratios exclude the expenses of the underlying funds in which the Fund invests.

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Alternative Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010		FOR THE YEAR ENDED JULY 31, 2009
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$26.02		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	0.10		(0.01)
Net realized and unrealized gain (loss)	1.06		(3.80)
Total income (loss) from investment operations	1.16		(3.81)
Less dividends and distributions from:
Net investment income	–		(0.14)
Net realized gain	(0.09)		(0.03)
Total dividends and distributions	(0.09)		(0.17)
Net asset value, end of period	$27.09		$26.02
Total Return(2)	4.43	%(8)	(12.60)%
Ratios to Average Net Assets(3)(4)(5):
Total expenses (before expense offset)(6)	1.14	%(9)	2.00%
Net investment income (loss)	0.75	%(9)	(0.07)%
Rebate from Morgan Stanley affiliate(7)	0.00	%(9)	0.00%
Supplemental Data:
Net assets, end of period, in thousands	$91		$87
Portfolio turnover rate	17	%(8)	40%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Manager and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
January 31, 2010	2.00%	(0.11)%
July 31, 2009	5.28	(3.35)

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect   of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (6)  Expense ratios exclude the expenses of the underlying funds in which the Fund invests.

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Alternative Opportunities Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010		FOR THE YEAR ENDED JULY 31, 2009
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$26.04		$30.00
Income (loss) from investment operations:
Net investment income(1)	0.12		0.03
Net realized and unrealized gain (loss)	1.07		(3.80)
Total income (loss) from investment operations	1.19		(3.77)
Less dividends and distributions from:
Net investment income	–		(0.16)
Net realized gain	(0.09)		(0.03)
Total dividends and distributions	(0.09)		(0.19)
Net asset value, end of period	$27.14		$26.04
Total Return(2)	4.55	%(8)	(12.47)%
Ratios to Average Net Assets(3)(4)(5):
Total expenses (before expense offset)(6)	0.99	%(9)	1.85%
Net investment income	0.90	%(9)	0.08%
Rebate from Morgan Stanley affiliate(7)	0.00	%(9)	0.00%
Supplemental Data:
Net assets, end of period, in thousands	$99		$95
Portfolio turnover rate	17	%(8)	40%

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Manager and Administrator, the annualized expense and net investment (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
January 31, 2010	1.85%	0.04%
July 31, 2009	5.13	(3.20)

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (6)  Expense ratios exclude the expenses of the underlying funds in which the Fund invests.

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley Alternative Opportunities Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Alternative Opportunities Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect The Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client

Morgan Stanley Alternative Opportunities Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 8p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Morgan Stanley Alternative Opportunities Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2010 Morgan Stanley

MAOSAN
IU10-01284P-Y01/10

INVESTMENT MANAGEMENT

Morgan Stanley
Alternative Opportunities Fund

Semiannual Report

January 31, 2010

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Alternative Opportunities Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010